CONVERTIBLE NOTES	9 Months Ended
May 31, 2020
Debt Securities [Abstract]
CONVERTIBLE NOTE

NOTE 8 - CONVERTIBLE NOTES

On November 18, 2019, the Company closed a private financing with EMA Financial, LLC (“EMA Financial” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $250,000, and upon issuance, the Company is expected to receive net proceeds of $228,333 after subtracting an original issue discount of $21,667 per the Note agreement. This Note carries a prorated original issue discount of up to $21,667 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial closing the outstanding principal amount shall be $75,000 and the Holder shall pay $68,500 of the consideration (the “First Tranche”). Out of $68,500 consideration, the Company has received $64,737 cash from EMA Financial with the remaining $3,763 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 9 months with the maturity date on August 18, 2020. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 24.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 55.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading Days on which at least 100 shares of common stock were traded including and immediately preceding the Conversion Date.

In connection with the issuance of the Note, the Company granted EMA Financial a five-year cashless warrant (the “Warrant”) to purchase 30,000 shares of common stock at an exercise price of $12.5 per share.

On December 13, 2019, the Company entered into a Securities Purchase Agreement with Peak One Opportunity Fund, L.P., a Delaware limited partnership (“Peak One”), pursuant to which we issued and sold to the Peak One a convertible promissory note. The Note has an original principal amount of $235,000, and upon issuance, the Company is expected to receive net proceeds of $211,500 after subtracting an original issue discount of $23,500 per the Note agreement. This Note carries a prorated original issue discount of up to $23,500 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial closing the outstanding principal amount shall be $85,000 and the Holder shall pay $76,500 of the consideration (the “First Tranche”). Out of $76,500 consideration, the Company has received $65,312 cash from Peak One with the remaining $11,188 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 1 year with the maturity date on December 09, 2020. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to the lesser of (a) $10.00 or (b) Sixty percent (60%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of the date of conversion of the Debentures (provided, further, that if either the Company is not DWAC Operational at the time of conversion or the Conversion Price is less than $0.01 per share, then Sixty percent (60%) shall automatically adjust to Fifty percent (50%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of conversion of the Debenture), subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events.

In connection with the issuance of the Note, the Company granted Peak One a five-year cashless warrant (the “Warrant”) to purchase 10,000 shares of common stock at an exercise price of $10 per share.

On January 8, 2020, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC., a New York limited company (“Crown Bridge”), pursuant to which the Company issued and sold to Crown a convertible promissory note, dated January 8, 2020, in the principal amount of $121,500. Upon issuance, the Company is expected to receive net proceeds of $109,500 after subtracting an original issue discount of $12,000 per the Note agreement. This Note carries a prorated original issue discount of up to $12,000 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial closing the outstanding principal amount shall be $40,500 and the Holder shall pay $36,500 of the consideration (the “First Tranche”). Out of $68,500 consideration, the Company has received $34,992 cash from Crown Bridge with the remaining $1,508 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 1 year with the maturity date on January 8, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal lesser (i) fifteen percent (15%) per annum or (ii) the maximum amount permitted by law from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The Conversion Price shall be the lesser of (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note or (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events) (also subject to adjustment as further described herein). The "Variable Conversion Price" shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest one (1) Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. “Trading Price” means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price on the Over-the-Counter Pink Marketplace, OTCQB, or applicable trading market (the “Principal Market”) as reported by a reliable reporting service (“Reporting Service”) designated by the Holder (i.e. Bloomberg) or, if the Principal Market is not the principal trading market for such security, on the principal securities exchange or trading market where such security is listed or traded or, if the lowest intraday trading price of such security is not available in any of the foregoing manners, the lowest intraday price of any market makers for such security that are quoted on the OTC Markets.

In connection with the issuance of the Note, the Company granted Crown Bridge a five-year cashless warrant (the “Warrant”) to purchase 4,680 shares of common stock at an exercise price of $12.5 per share.

On December 31, 2019, the Company closed a private financing with Auctus Fund, LLC, (“Auctus” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $75,000, and upon issuance, the Company is expected to receive net proceeds of $75,000.

As part of initial closing the outstanding principal amount shall be $75,000 and the Holder shall pay $75,000 of the consideration (the “First Tranche”). Out of $75,000 consideration, the Company has received $59,342 cash from Auctus with the remaining $15,658 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 9 months with the maturity date on September 30, 2020. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal the lesser of (i) twenty-four percent (24%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price is the lesser of: (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note, and (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Days on which at least 100 shares of Common Stock were traded including and immediately preceding the Conversion Date. “Trading Price” means, for any security as of any date, the lowest trade price on the OTC Pink, OTCQB or applicable trading market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder or, if the OTC Pink is not the principal trading market for such security, the trading price of such security on the principal securities exchange or trading market where such security is listed or traded or, if no trading price of such security is available in any of the foregoing manners, the average of the trading prices of any market makers for such security that are listed in the “pink sheets” by the National Quotation Bureau, Inc.

On February 13, 2020, the Company closed a private financing with East Capital Investment Corporation (“East Capital” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $50,000, and upon issuance, the Company is expected to receive net proceeds of $50,000.

As part of initial closing the outstanding principal amount shall be $50,000 and the Holder shall pay $50,000 of the consideration (the “First Tranche”). Out of $50,000 consideration, the Company has received $43,492 cash from EMA Financial with the remaining $6,508 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 1 year with the maturity date on February 13,2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.

On February 19, 2020, the Company closed a private financing with Fidelis Capital, LLC, (“Fidelis” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $50,000, and upon issuance, the Company is expected to receive net proceeds of $50,000.

As part of initial closing the outstanding principal amount shall be $50,000 and the Holder shall pay $50,000 of the consideration (the “First Tranche”). Out of $50,000 consideration, the Company has received $43,487 cash from Fidelis with the remaining $6,513 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 1 year with the maturity date on February 19, 2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.

On March 12, 2020, the Company closed a private financing with Armada Capital Partners, LLC, (“Armada” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $38,500, and upon issuance, the Company is expected to receive net proceeds of $35,000 after subtracting an original issue discount of $3,500 per the Note agreement.

As part of initial closing the outstanding principal amount shall be $38,500 and the Holder shall pay $35,000 of the consideration (the “First Tranche”). Out of $35,000 consideration, the Company has received $32,992 cash from Fidelis with the remaining $2,008 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 1 year with the maturity date on March 12, 2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties. In connection with the issuance of the Armada Note, the Company granted Armada a five-year cashless warrant (the “Warrant”) to purchase 4,200 shares of the Company’s common stock at an exercise price of $12.50 per share.

The following table summarizes the convertible note and derivative liability in the balance sheet at May 31, 2020:

Balance, August 31, 2019	$—
Principal	$414,000
Discount on Note issuance	$(49,472)
Accrued interest expense	$16,429
Derivative liability	$54,316
Balance, May 31, 2020	$435,273

The Company valued its derivatives liability using Monte Carlo simulation. Assumptions used as of May 31, 2020 include (1) risk-free interest rates of 0.14% - 0.18%, (2) expected equity volatility of 58.3% - 91.1%, (3) zero dividends, (4) discount for lack of marketability of 35% (5) remaining terms and conversion prices as set forth in the convertible note agreement, and (6) the common stock price of the underlying share on the valuation dates.

The Company recognizes day one loss due to convertible feature of $54,316 in the income statement for the nine months ended May 31, 2020.